Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Depreciation expense	$ 36,551,190	$ 23,235,143	$ 2,607,276
TOYO [Member]
Property and Equipment, Net [Line Items]
Solar transferred machinery		27,395,942
Collatralized amount transferred	24,916,182
TOYO [Member] | Building [Member]
Property and Equipment, Net [Line Items]
Carrying value	17,213,790	17,576,346
TOYO [Member] | Machinery [Member]
Property and Equipment, Net [Line Items]
Carrying value	31,324,354	73,580,639
BIDV [Member]
Property and Equipment, Net [Line Items]
Loans drawn down	5,471,119	20,999,733
Line of credit	$ 84,528,881	$ 69,000,267